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Retail | Vanguard High Dividend Yield Index Fund
Fund Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that are characterized by high dividend yield.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard High Dividend Yield Index Fund Admiral Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard High Dividend Yield Index Fund Admiral Shares
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%

Example
The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard High Dividend Yield Index Fund | Admiral Shares | USD ($)	14	45	79	179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE High Dividend Yield Index, which consists of common stocks of companies that pay dividends that generally are higher than average. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall stock market. In addition, the Fund's target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from high-dividend-paying stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund's Admiral Shares have not been in operation long enough to report a full calendar-year returns. The information presented in the bar chart and table reflects the performance of the Fund's ETF Shares, which are offered through a separate prospectus. Performance of the Fund's Admiral Shares would be substantially similar to that of the ETF Shares because both share classes constitute an investment in the same portfolio of securities; therefore, their returns generally should differ only to the extent that the expenses of the two share classes differ. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447
Annual Total Returns — Vanguard High Dividend Yield Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.99% (quarter ended December 31, 2011), and the lowest return for a quarter was –10.23% (quarter ended June 30, 2010).
Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Retail - Vanguard High Dividend Yield Index Fund	1 Year	5 Years	10 Years
ETF Shares | Based on NAV	24.20%	9.80%	12.86%
ETF Shares | Based on NAV Return After Taxes on Distributions	23.25%	8.98%	12.13%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares	14.91%	7.62%	10.62%
ETF Shares | Based on Market Price	24.18%	9.79%	12.85%
FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)	24.24%	9.86%	12.95%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.